Federated Hermes Pennsylvania Municipal Income Fund
A Portfolio of Federated Hermes Municipal Securities Income Trust
CLASS A SHARES (TICKER PAMFX)
INSTITUTIONAL SHARES (TICKER PAMIX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED OCTOBER 31, 2021
1. Under the section entitled “FUND SUMMARY INFORMATION” in the sub-section entitled “FUND MANAGEMENT,” please make the following changes:
J. Scott Albrecht, CFA, will retire on April 4, 2022. Effective upon his retirement, Mr. Albrecht will no longer serve as a portfolio manager of Federated Hermes Pennsylvania Municipal Income Fund (the “Fund”). Accordingly, please remove all references to Mr. Albrecht.
R.J. Gallo, CFA, will continue as portfolio manager of the Fund and will continue to manage its portfolio as described in the Prospectus.
Effective April 4, 2022, Lee R. Cunningham II will serve as a portfolio manager of the Fund. Accordingly, please add Mr. Cunningham immediately following R.J. Gallo:
“Lee R. Cunningham II, Senior Portfolio Manager, has been the Fund’s portfolio manager since April 2022.”
2. In the section entitled “PORTFOLIO MANAGEMENT INFORMATION,” please make the following changes:
Effective April 4, 2022, please remove all references to Mr. Albrecht.
Effective April 4, 2022, please add Mr. Cunningham immediately following R.J. Gallo:
“Lee R. Cunningham II
Lee R. Cunningham II, Senior Portfolio Manager, has been the Fund’s portfolio manager since April 2022.
Mr. Cunningham focuses on asset allocation, interest rate strategy and security selection. He has been with the Adviser or an affiliate since 1995; has worked in investment management since 1995; and has managed investment portfolios since 1998. Education: B.S., University of Pennsylvania; M.B.A., University of Pittsburgh.”
March 16, 2022

Federated Hermes Pennsylvania Municipal Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455660 (3/22)
© 2022 Federated Hermes, Inc.